Financial Instruments and Risk Management - Maturity Analysis of Non-Derivative and Derivative Liabilities (Details) - Liquidity Risk - USD ($) $ in Thousands		Mar. 31, 2018	Mar. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowing principal payments	[1]	$ 278,156	$ 271,535
Borrowing interest payments		48,750	40,987
Derivative financial instruments			12,553
Acceptances		8,898	8,935
Trade and other payables		72,142	120,082
Less than 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowing principal payments	[1]	152,330	180,722
Borrowing interest payments		26,024	22,019
Acceptances		8,898	8,935
Trade and other payables		72,142	120,082
1-3 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowing principal payments	[1]	50,650	18,079
Borrowing interest payments		15,319	12,046
3-5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowing principal payments	[1]	75,176	71,881
Borrowing interest payments		$ 7,407	6,922
Derivative financial instruments			12,533
More than 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowing principal payments	[1]		$ 853

[1]	Excludes cumulative effect of unamortized costs.